BORROWINGS (Details Narrative)					1 Months Ended						9 Months Ended	12 Months Ended
	Sep. 01, 2025 USD ($)	Jul. 30, 2025	Nov. 25, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) bbl $ / shares	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) bbl	Dec. 31, 2022 USD ($)	Aug. 01, 2025	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Debt value												$ 13,381,016	$ 14,669,280
Principal amount												$ 3,758,595	14,270,956
Debt term												5 years
Accounts receivable												$ 638,890	721,932
Liability												27,208,259	69,690,688
Principal repayments												13,381,016
Debt issuance costs												140,082	$ 398,324
Principal repayments												9,482,339
Number of barrels | bbl						600							1,200
July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Liability				$ 277,000							$ 277,000
Fees				$ 27,000
IPO [Member]
Debt Instrument [Line Items]
Class of warrant exercise price | $ / shares			$ 4.00
Stock price | $ / shares			4.00	$ 5.00		$ 4.00					$ 5.00
IPO [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Stock price | $ / shares			$ 4.00
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Extinguishment of debt											$ 719,919
Class of warrant exercise price | $ / shares				$ 1.838							$ 1.838
Number of barrels | Integer											525
Series A Preferred Stock [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Warrants shares | shares				12,500							12,500
Exchanged shares | shares				27,700
Share price | $ / shares				$ 5.00							$ 5.00
Warrant [Member]
Debt Instrument [Line Items]
Warrants shares | shares					66,549												66,549
Warrants term																	5 years
Class of warrant exercise price | $ / shares																	$ 6.00
Warrants converted, shares | shares			24,978
Stock price | $ / shares			$ 4.00
Warrant [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Warrants converted, shares | shares			15,625
Stock price | $ / shares			$ 4.00
Warrant [Member] | IPO [Member]
Debt Instrument [Line Items]
Class of warrant exercise price | $ / shares			$ 5.00
Warrants converted, shares | shares			19,983
Warrant [Member] | IPO [Member] | July 2024 Factoring Agreement [Member]
Debt Instrument [Line Items]
Class of warrant exercise price | $ / shares			$ 5.00
Warrants converted, shares | shares			12,500
Warrant [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants shares | shares					44,291
Common Stock [Member]
Debt Instrument [Line Items]
Warrants shares | shares					19,983
Class of warrant exercise price | $ / shares					$ 5.00
Related Party [Member]
Debt Instrument [Line Items]
Accounts receivable																	$ 166,667	$ 100,000
Debt value					$ 266,667
Stock price | $ / shares			$ 5.00
Related Party [Member] | Distilled Spirits Barreling Production Agreement [Member]
Debt Instrument [Line Items]
Number of barrels | bbl						600							1,200
Prepayment amount						$ 500,000	$ 1,000,000
Related Party [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Extinguishment of debt											$ 296,619
Convertible promissory notes converted shares | shares					29,661
Stock price | $ / shares			$ 4.00
Number of barrels | Integer											50
Related Party [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants converted, shares | shares			13,333		13,333
Related Party [Member] | Warrant [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants converted, shares | shares			16,666
Two Investors [Member]
Debt Instrument [Line Items]
Accounts receivable					$ 399,667												$ 299,667
Investor [Member]
Debt Instrument [Line Items]
Accounts receivable																$ 250,000
Warrants shares | shares																83,333
Warrants term																5 years
Class of warrant exercise price | $ / shares																$ 6.00
Silverview Loan [Member]
Debt Instrument [Line Items]
Prepayment premium percentage			1.00%
Debt value												$ 10,682,438	$ 12,250,000
Maturity date			maturity date by 18 months to October 25, 2026
Maturity date												Oct. 25, 2026
Silverview Loan [Member] | Forecast [Member]
Debt Instrument [Line Items]
Prepayment premium percentage		1.00%
Silverview Loan [Member] | Due By December 31, 2024 [Member]
Debt Instrument [Line Items]
Quarterly payment			$ 2,050,000
Interest included in quarterly payment			182,438
Silverview Loan [Member] | Due By June 30 2025 [Member]
Debt Instrument [Line Items]
Quarterly payment			700,000
Silverview Loan [Member] | Due By June 30 Every Six Months [Member]
Debt Instrument [Line Items]
Quarterly payment			$ 500,000
Silverview Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate			16.50%
Silverview Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate			15.00%
Silverview Loan [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt value												$ 10,682,438	12,250,000
Silverview Loan [Member] | Secured Debt [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity																				$ 15,000,000	$ 15,000,000
Interest rate percentage																				15.00%	15.00%
Prepayment premium percentage												30.00%
Debt minimum liquidity									$ 500,000
Silverview Loan [Member] | Secured Debt [Member] | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest coverage ratio												2.00
Cash interest coverage ratio												1.25
Silverview Loan [Member] | Secured Debt [Member] | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio												1.00
Cash interest coverage ratio												1.00
Silverview Loan Payable in Cash [Member] | Secured Debt [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity																					$ 0.100
Silverview Loan Payable in Kind [Member] | Secured Debt [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity																				$ 0.065
PPP Loan [Member]
Debt Instrument [Line Items]
Debt value												$ 2,269,456	$ 2,269,456	$ 2,269,456
Interest rate										1.00%		100.00%	100.00%
Principal amount										$ 3,776,100
Debt term										2 years
Forgiveness loan									$ 3,776,100
Gain on extinguishment of debt														$ 1,506,644
Interest amount												$ 107,255	$ 84,561
PPP Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt term												24 months
PPP Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt term												18 months
2022 Channel Partners Loan [Member]
Debt Instrument [Line Items]
Interest rate								13.982%
Maturity date								Jun. 26, 2023
Principal amount								$ 250,000
Quarterly principal payment								$ 16,528
Prepayment discount percentage								5.00%
Outstanding balance of loan												$ 0	0
2023 Channel Partners Loan [Member]
Debt Instrument [Line Items]
Debt value													149,824
Interest rate								13.34%
Principal amount													250,000
Quarterly principal payment								$ 16,944
Prepayment discount percentage								5.00%
Outstanding balance of loan													149,824
Extinguishment of debt													$ 47,104
City of Eugen Loan [Member] | Thinking Tree Spirits Inc [Member]
Debt Instrument [Line Items]
Acquired debt																			$ 389,875
City of Eugen Loan [Member] | Forecast [Member] | Thinking Tree Spirits Inc [Member]
Debt Instrument [Line Items]
Quarterly payment	$ 6,714
Interest rate															5.00%				0.00%
Whiskey Note [Member]
Debt Instrument [Line Items]
Debt conversion, original debt, amount						500,000
Aggregate principal						672,500
Whiskey Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt conversion, original debt, amount						500,000
Aggregate principal						$ 672,500